UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Bond Fund

Portfolio of Investments

December 31, 2007 (unaudited)

		Principal Amount (000)	U.S. $ Value
SOVEREIGNS -63.6%
Argentina -0.0%
Republic of Argentina
5.389%, 8/03/12 (a)(b)	US$	419	$372,713

Australia - 1.5%
Government of Australia
Series 121
5.25%, 8/15/10 (a)	AUD	20,540	17,336,412
Series 909
7.50%, 9/15/09 (a)		10,324	9,219,546

			26,555,958

Brazil - 5.7%
Federative Republic of Brazil
10.25%, 1/10/28 (a)	BRL	22,699	12,242,157
Republic of Brazil
8.25%, 1/20/34 (a)	US$	13,390	16,891,485
12.50%, 1/05/16 - 1/05/22 (a)	BRL	113,372	70,388,223

			99,521,865

Colombia -1.7%
Republic of Colombia
9.85%, 6/28/27 (a)	COP	6,461,000	3,172,032
11.75%, 2/25/20 (a)	US$	8,228	12,239,150
12.00%, 10/22/15 (a)	COP	26,168,000	14,431,219

			29,842,401

France - 0.8%
France Government Bond OAT
3.75%, 4/25/21 (a)	EUR	11,055	14,920,338

Germany -2.1%
Bundesrepublik Deutschland
Series 03
4.75%, 7/04/34 (a)		6,690	9,955,590
Series 97
6.50%, 7/04/27 (a)		14,800	26,785,950

			36,741,540

Hungary - 6.2%
Hungary
Series 12/B
7.25%, 6/12/12 (a)	HUF	7,855,750	45,051,677

Hungary Government Bond
Series 13/D
6.75%, 2/12/13 (a)		9,296,500	52,356,943
Republic of Hungary
6.50%, 8/12/09 (a)		2,094,250	11,907,244

			109,315,864

Indonesia - 0.9%
Indonesia Rupiah Credit Linked Note
11.00%, 10/15/14 (a)	IDR	70,498,625	7,795,568
12.90%, 6/17/22 (a)		70,203,600	8,629,231

			16,424,799

Japan - 18.1%
Government of Japan Ten Year Bond
Series 240
1.30%, 6/20/12 (a)	JPY	5,000,000	45,434,946
Series 257
1.30%, 12/20/13 (a)		14,800,000	133,992,495
Series 271
1.20%, 6/20/15 (a)		6,400,000	57,087,954
Series 288
1.70%, 9/20/17 (a)		9,000,000	82,186,842

			318,702,237

Mexico - 7.7%
Mexican Bonos
Series M
9.00%, 12/22/11 (a)	MXN	589,297	55,911,599
Series M 10
7.25%, 12/15/16 (a)		381,754	32,920,743
Series M 20
10.00%, 12/05/24 (a)		436,094	46,436,371

			135,268,713

Panama - 1.7%
Republic of Panama
6.70%, 1/26/36 (a)	US$	18,630	19,682,595
9.375%, 4/01/29 (a)		7,050	9,623,250

			29,305,845

Peru - 2.8%
Peru Bono Soberano
9.91%, 5/05/15 (a)	PEN	48,440	19,583,923
Series 7
8.60%, 8/12/17 (a)		22,510	8,695,577
Republic of Peru
7.35%, 7/21/25 (a)	US$	3,768	4,276,680
8.75%, 11/21/33 (a)		12,421	16,457,825

			49,014,005

Philippines - 1.2%
Republic of Philippines
8.25%, 1/15/14 (a)		7,178	8,086,017

8.875%, 3/17/15 (a)		1,018	1,197,677
10.625%, 3/16/25 (a)		8,217	11,791,395

			21,075,089

Poland - 3.8%
Poland
Series 1013
5.00%, 10/24/13 (a)	PLN	171,485	66,239,921

Russia - 0.5%
Russian Federation
7.50%, 3/31/30 (a)(c)	US$	7,425	8,445,937

Singapore - 3.6%
Singapore Government Bond
3.75%, 9/01/16 (a)	SGD	84,000	63,080,327

South Africa - 0.5%
Republic of South Africa
5.875%, 5/30/22 (a)	US$	5,000	4,950,000
Series R153
13.00%, 8/31/10 (a)	ZAR	23,357	3,796,414

			8,746,414

Turkey - 3.0%
Republic of Turkey
6.875%, 3/17/36 (a)	US$	3,780	3,713,850
Turkey Government Bond
Zero Coupon, 11/26/08 (a)	TRY	20,789	15,425,576
Zero Coupon, 2/04/09 (a)		10,907	7,847,271
Zero Coupon, 5/06/09 (a)		11,880	8,233,152
16.00%, 3/07/12 (a)		20,155	17,110,043

			52,329,892

United Kingdom - 1.4%
United Kingdom Gilt
5.00%, 3/07/12 (a)	GBP	12,435	25,323,670

Venezuela - 0.4%
Republic of Venezuela
9.375%, 1/13/34 (a)	US$	6,701	6,677,547

Total Sovereigns (cost $1,047,712,846)			1,117,905,075

CORPORATES - 12.7%
Cayman Islands - 0.2%
Mizuho Financial Group Cayman Ltd.
4.75%, 4/15/14 (a)(c)(d)	EUR	2,765	4,010,111

Ireland - 0.9%
GPB Eurobond Finance PLC for Gazprombank
7.25%, 2/22/10 (a)	RUB	400,000	16,308,932

Japan - 0.2%
Sumitomo Mitsui Banking Corp.
4.375%, 10/15/15 (a)(c)(d)	EUR	3,149	3,888,530

Luxembourg - 0.8%
Gaz Capital for Gazprom
6.212%, 11/22/16 (a)(c)	US$	15,000	14,553,000

Mexico - 0.3%
Telefonos de Mexico SAB de CV
4.50%, 11/19/08 (a)		4,401	4,379,435

United Kingdom - 0.9%
Alliance & Leicester PLC
4.25%, 12/30/08 (a)	GBP	1,990	3,823,588
HBOS PLC
6.05%, 11/23/11 (a)(d)	EUR	2,760	3,992,807
HSBC Holdings PLC
6.50%, 9/15/37 (a)	US$	5,532	5,361,775
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (a)(d)		1,738	1,793,155

			14,971,325

United States - 9.4%
Aetna, Inc.
6.75%, 12/15/37 (a)		2,555	2,548,605
Alcoa, Inc.
5.55%, 2/01/17 (a)		4,981	4,832,397
American International Group, Inc.
4.25%, 5/15/13 (a)		4,780	4,547,066
6.25%, 3/15/37 (a)		9,015	8,063,187
Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)		9,020	8,083,841
Capital One Financial Corp.
6.75%, 9/15/17 (a)		1,871	1,794,515
CIT Group, Inc.
5.125%, 9/30/14 (a)		1,820	1,603,183
7.625%, 11/30/12 (a)		6,830	6,922,929
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (a)(d)	EUR	2,200	2,826,540
Echostar DBS Corp.
6.625%, 10/01/14 (a)	US$	4,140	4,119,300
7.125%, 2/01/16 (a)		1,585	1,616,700
Edison Mission Energy
7.00%, 5/15/17 (a)		4,275	4,200,188
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13 (a)		3,975	4,019,341
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)		3,790	4,064,775
JPMorgan Chase Capital XXV
6.80%, 10/01/37 (a)		5,440	5,230,402
Limited Brands, Inc.
6.90%, 7/15/17 (a)		5,968	5,766,294
Manufacturers & Traders Trust
6.625%, 12/04/17 (a)		536	535,851

Merrill Lynch & Co., Inc
5.70%, 5/02/17 (a)		8,855	8,439,647
Merrill Lynch & Co., Inc.
6.05%, 5/16/16 (a)		1,898	1,864,920
National City Bank/Cleveland OH
5.80%, 6/07/17 (a)		4,925	4,654,608
Nextel Communications, Inc.
Series E
6.875%, 10/31/13 (a)		4,085	4,024,223
NRG Energy, Inc.
7.375%, 2/01/16 - 1/15/17 (a)		8,240	8,034,000
Qwest Corp.
7.625%, 6/15/15 (a)		750	763,125
RBS Capital Trust A
6.467%, 6/30/12 (a)(d)	EUR	2,770	4,042,913
SLM Corp.
5.05%, 11/14/14 (a)	US$	2,333	2,016,515
5.375%, 5/15/14 (a)		7,340	6,525,796
Sprint Capital Corp.
8.75%, 3/15/32 (a)		2,751	3,100,922
Tyson Foods, Inc.
6.85%, 4/01/16 (a)		6,170	6,331,376
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)(d)		4,011	4,322,153
Union Bank of California
5.95%, 5/11/16 (a)		4,985	4,785,141
United States Steel Corp.
6.05%, 6/01/17 (a)		8,280	7,781,817
US Bank Na
6.30%, 2/04/14 (a)		2,875	3,058,109
Wachovia Bank Na
4.875%, 2/01/15 (a)		4,080	3,883,989
Weyerhaeuser Co.
7.375%, 3/15/32 (a)		8,345	8,374,583
Wyndham Worldwide Corp.
6.00%, 12/01/16 (a)		8,115	7,696,266
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14 (a)		4,100	4,028,250

			164,503,467

Total Corporates (cost $223,808,130)			222,614,800

US TREASURIES - 9.8%
U.S. Treasury Notes - 9.1%
4.125%, 8/15/10 (e)		63,100	64,781,047
4.625%, 11/15/16 (e)		14,340	15,017,794
4.75%, 2/28/09 (e)		78,392	79,837,392

			159,636,233

U.S. Treasury Bonds - 0.7%
4.75%, 2/15/37 (a)		659	689,684

5.375%, 2/15/31 (e)		11,491	12,946,232

			13,635,916

Total US Treasuries (cost $169,709,033)			173,272,149

AGENCY ARMS - 5.6%
Federal Home Loan Mortgage Corp.
Series 2007
5.79%, 2/01/37 (a)(b)		10,662	10,813,740
5.814%, 11/01/36 (a)(b)		2,235	2,269,993
6.037%, 10/01/37 (a)(b)		20,034	20,341,938
Federal National Mortgage Association
Series 2006
5.915%, 6/01/36 (a)(b)		31,061	31,694,399
Series 2007
5.79%, 8/01/37 (a)(b)		33,074	33,652,423

Total Agency ARMS (cost $97,688,111)			98,772,493

NON-AGENCY FIXED RATE CMBS - 2.8%
Banc of America Commercial Mortgage, Inc.
Series 2007-5
5.492%, 10/10/17 (a)		8,375	8,394,182
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39 (a)		8,500	8,396,653
Jpmcc 2005-ldp5 A4
5.179%, 12/15/44 (a)		8,530	8,494,444
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
5.429%, 12/12/43 (a)		8,275	8,270,712
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.866%, 9/15/45 (a)		8,275	8,559,783
Morgan Stanley Capital I
5.569%, 12/15/44 (a)		8,110	8,121,255

Total Non-Agency Fixed Rate CMBS (cost $50,101,379)			50,237,029

INFLATION-LINKED SECURITIES - 2.0%
U.S. Treasury Notes - 2.0%
2.00%, 1/15/16 (TIPS) (a)(e) (cost $34,411,481)		34,511	35,417,276

TREASURY BILLS - 2.0%
Canada - 2.0%
Canadian Treasury Bill
Zero Coupon, 3/06/08 (a) (cost $34,380,580)	CAD	34,986	35,205,781

FIXED RATE 30-YEARS - 1.8%
Federal Home Loan Mortgage Corp.
Series 2007
4.50%, 3/01/36 (a) (cost $31,216,032)	US$	33,493	31,661,520

AGENCY DEBENTURES - 1.8%
Federal Home Loan Mortgage Corp. - 1.8%
5.125%, 11/17/17 (a) (cost $30,658,639)		29,905	31,204,103

SUPRANATIONALS - 1.6%
Supranational - 1.6%
European Investment Bank
4.875%, 2/15/36 (a)		2,235	2,198,914
International Bank for Reconstruction & Development
Series GMTN
9.75%, 8/02/10 (a)	ZAR	47,840	6,847,146
International Finance Corp.
11.00%, 7/01/09 (a)		130,080	19,061,816

Total Supranationals (cost $27,812,990)			28,107,876

		Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.3%
Federal Home Loan Mortgage Corp.
8.375% (a)	US$	71,150	1,860,572
Federal National Mortgage Association
8.25% (a)		106,950	2,721,878

Total Non-Convertible - Preferred Stocks (cost $4,452,500)			4,582,450

		Principal Amount (000)
REGIONALS - 0.2%
Colombia - 0.2%
Bogota Distrio Capital
9.75%, 7/26/28 (a)(c)	COP	6,695,000	3,147,953
Santa Fe de Bogota DC
9.75%, 7/26/28 (a)(c)		1,661,000	780,993

Total Regionals (cost $3,693,897)			3,928,946

AGENCIES - 0.2%
Canada - 0.2%
Canada Housing
4.40%, 3/15/08 (a) (cost $3,096,250)	CAD	3,050	3,088,011

SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreements - 3.9%
Deutsche Bank 3.500%, dated 12/31/07, due 01/02/08 in the amount of $68,713,358 (cost $68,700,000; collaterized by $66,950,000 FHLMC, 4.750%, due 01/19/16, value $72,746,907) (cost $68,700,000)	US$	68,700	68,700,000

Total Investments - 108.3%
(cost $1,827,441,868)			1,904,697,509
Other assets less liabilities - (8.3)%			(145,961,205)

Net Assets - 100.0%			$1,758,736,304

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 1/24/08	444	$448,724	$449,835	$1,111
Euro Dollar settling 1/16/08	59,043	87,723,076	86,344,689	(1,378,387)
Euro Dollar settling 1/16/08	7,654	11,312,385	11,193,095	(119,290)
Euro Dollar settling 1/16/08	6,484	9,585,826	9,482,305	(103,521)
Great British Pound settling 1/15/08	3,853	7,876,760	7,666,814	(209,946)
Japanese Yen settling 2/13/08	167,100	1,501,617	1,502,648	1,031
Mexican Peso settling 2/14/08	62,852	5,743,685	5,742,032	(1,653)
New Zealand Dollar settling 1/25/08	98	73,632	75,068	1436
Norwegian Kroner settling 1/17/08	784	148,673	144,311	(4,362)
Norwegian Kroner settling 1/17/08	93,519	17,585,358	17,216,717	(368,641)
Norwegian Kroner settling 1/17/08	349,485	62,304,455	64,339,623	2,035,168
Singapore Dollar settling 1/14/08	23,610	16,427,465	16,416,723	(10,742)
South African Rand settling 1/07/08	128,077	18,609,014	18,727,495	118,481
South African Rand settling 1/07/08	43,450	6,401,947	6,353,263	(48,684)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Australian Dollar settling 1/29/08	30,920	$26,935,421	$27,110,146	$(174,725)
Canadian Dollar settling 1/24/08	67	69,534	67,724	1,810
Euro Dollar settling 1/16/08	1,418	2,087,382	2,073,634	13,748
Euro Dollar settling 1/16/08	110,511	158,277,428	161,613,136	(3,335,708)
Euro Dollar settling 1/16/08	6,056	8,909,225	8,856,924	52,301
Euro Dollar settling 1/16/08	4,274	6,307,562	6,249,687	57,875
Great British Pound settling 1/15/08	16,161	33,336,338	32,158,985	1,177,353
Great British Pound settling 1/15/08	409	845,820	814,739	31,081
Great British Pound settling 1/15/08	898	1,854,483	1,787,056	67,427
Great British Pound settling 1/15/08	685	1,412,297	1,363,066	49,231
Hungary Forints settling 2/15/08	17,844,059	102,895,047	102,868,186	26,861
Japanese Yen settling 2/13/08	16,165,834	151,403,759	145,371,408	6,032,351
Japanese Yen settling 2/13/08	9,174,498	82,315,712	82,501,756	(186,044)
Japanese Yen settling 2/13/08	10,076,280	89,586,042	90,611,038	(1,024,996)
Mexican Peso settling 1/15/08	572,897	53,110,432	52,453,596	656,836
Mexican Peso settling 2/14/08	946,660	86,335,453	86,484,920	(149,467)
New Zealand Dollar settling 1/25/08	98	73,406	75,068	(1,662)
Norwegian Kroner settling 1/17/08	92,964	17,169,295	17,114,523	54,772
Norwegian Kroner settling 1/17/08	1,339	247,474	246,505	969
Polish Zloty settling 3/05/08	161,804	64,627,292	65,706,812	(1,079,520)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Polish Zloty settling 3/05/08	2,905	$1,149,979	$1,179,616	$(29,637)
Singapore Dollar settling 1/14/08	89,954	62,122,662	62,548,561	(425,899)
South African Rand settling 1/07/08	129,187	18,598,225	18,889,783	(291,558)
South African Rand settling 1/07/08	42,340	6,413,712	6,190,975	222,737

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
Deutsche Bank	3.60%	1/02/08	$12,607,500
Deutsche Bank	3.60	1/02/08	79,320,250
Deutsche Bank	3.60	1/02/08	64,188,700
Deutsche Bank	3.75	1/02/08	14,601,750
Deutsche Bank	3.80	1/02/08	31,712,000

			$202,430,200

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,629,563,440.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2007.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $34,826,524 or 2.0% of net assets.
(d)	Variable rate coupon, rate shown as of December 31, 2007.
(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $203,369,965.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro Dollar
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
PEN	-	Peruvian New Sol

PLN	-	Polish Zloty
RUB	-	Russia Ruble
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
ZAR	-	South African Rand

Glossary:
FHLMC	-	Federal Home Loan Mortgage Corporation
TIPS	-	Treasury Inflation Protected Security

Country Breakdown *

December 31, 2007 (unaudited)

Summary

31.0%	United States
16.9%	Japan
7.3%	Mexico
5.7%	Hungary
5.2%	Brazil
3.5%	Poland
3.3%	Singapore
2.7%	Turkey
2.6%	Peru
2.1%	United Kingdom
2.0%	Canada
1.9%	Germany
1.8%	Colombia
10.4%	Other
3.6%	Short-Term Investments

100.0%	Total Investments

* All data are as of December 31, 2007. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. 'Other' country weightings represents 1.8% or less in the following countries: Argentina, Australia, Cayman Islands, France, Indonesia, Ireland, Luxembourg, Panama, Philippines, Russia, South Africa, Supranational, Venezuela.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Bond Fund, Inc

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: February 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 22, 2008